Average Annual Total Returns - FidelityFreedomBlendFunds-PremierComboPRO - FidelityFreedomBlendFunds-PremierComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024
Fidelity Freedom Blend 2020 Fund - Premier Class | Return Before Taxes
Average Annual Return:
Past 1 year	13.01%
Since Inception	(0.16%)	[1]
Fidelity Freedom Blend 2020 Fund - Premier Class | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.97%
Since Inception	(1.91%)	[1]
Fidelity Freedom Blend 2020 Fund - Premier Class | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.87%
Since Inception	(0.55%)	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(2.58%)
F0202
Average Annual Return:
Past 1 year	12.87%
Since Inception	0.26%

[1]	A From April 6, 2021 .